Non-current assets right of use (ROU) (Details Narrative)	12 Months Ended
Dec. 31, 2022 EUR (€)
Non-current Assets Right Of Use
Annual lease payment	€ 13,967.40
Annual lease payment	€ 1,163.95
Lease, description	lease payment will remain fixed for the four (4) years
Operating lease discount rate	6.25%
Operating lease liability	€ 49,320
Operating lease expense	39,079
Current liablity	11,861
Current liablity	€ 27,218